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                              CASH EQUIVALENT FUND
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 24, 1995
                           -------------------------

                             TAX-EXEMPT CALIFORNIA
                               MONEY MARKET FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1996
                           -------------------------
                               CASH ACCOUNT TRUST
                            SUPPLEMENT TO PROSPECTUS
                              DATED JULY 31, 1995
                           -------------------------

                              TAX-EXEMPT NEW YORK
                               MONEY MARKET FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED JULY 31, 1995
                           -------------------------

                              INVESTORS CASH TRUST
                            SUPPLEMENT TO PROSPECTUS
                              DATED JULY 31, 1995
                           -------------------------

INVESTMENT MANAGER

     Kemper Financial Services, Inc., the investment manager for the Fund, has changed its name to Zurich Kemper Investments, Inc. ("ZKI"). ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. See "Investment Manager" in the prospectus.

March 15, 1996
CPG-2  3/96                                      (LOGO)printed on recycled paper